Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC

Navient Solutions, Inc. (together, the “Company”)

J.P. Morgan Securities LLC

Credit Suisse Securities (USA) LLC

(collectively, with the Company, the “Specified Parties”)

Re: Navient Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

Navient Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes

December 21, 2015

•	The phrases “CLASS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•	The phrase “Data File” means an electronic data file containing certain information related to 64,379 student loans (the “Student Loans”) as of November 8, 2015, provided to us by the Company on December 1, 2015. The Company is responsible for the Data File.

•	The phrase “Supplemental Data Screenshots” means screenshot images provided to us by the Company, containing Current Status End Date and Current Principal Balance information as of November 8, 2015 for certain Selected Student Loans (defined below). The Company is responsible for the Supplemental Data Screenshots.

•	The phrase “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #NM CR Screen, #NM CC Screen, #EDH Screen, #CIS Screen, #NPO Screen, #HDI Screen, School Profile Screen, Disbursement Data Screen (#115 Screen) and/or Loan Directory Data Screen. The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the CLASS System, ENCORE System and/or FDR System. The Company is responsible for each Loan File.

I. The Selected Student Loans

We were instructed by the Company to select a random sample of Student Loans from the Data File utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we performed the specific procedures listed using the respective documents in the Loan File and the Supplemental Data Screenshots (together, the “Loan File Documents”). The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File Documents for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note. The Loan File Documents are listed in the order of priority until such attribute was compared.

Navient Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes

December 21, 2015

Attributes	Loan File Document(s)

Social Security Number	Promissory Note within the ENCORE System and instructions provided by the Company described below

Signature(s) on the Promissory Note

Promissory Note within the ENCORE System and instructions provided by the Company described below

Note: We performed no procedures with regard to any signatory requirements on the Promissory Note or to confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” column on #BS5 Screen within the FDR System or Disbursement Data Screen (#115 Screen field “1st DISB”) within the CLASS System

Original Principal Balance	“TOTALDISB” field within the “DISBMNTS” tab, of #HDI Screen within the FDR System or Disbursement Data Screen (#115 Screen field “DISB PRIN”) within the CLASS System

Current Principal Balance	“ACCOUNT BALANCE” column on #CSS Screen within the FDR System or documentation of change that affects the term on #CIS Screen within the FDR System, or the Supplemental Data Screenshots

Loan Type	“#14” field on #NM CC Screen within the FDR System

Loan Status	“CURR LOAN STAT” column on #EDH Screen within the FDR System or notation of status change on #CIS Screen within the FDR System

Current Status End Date	“CURR:GRAD/SEP DT” or “MATURITY DT” column on #EDH Screen or the “METHOD OVERRIDE END DATE” field on #NPO Screen within the FDR System, or notation of status change on the #CIS Screen within the FDR System, or the Supplemental Data Screenshots, and instructions provided by the Company described below

Recomputed Remaining Term	“STATEMENT DATE,” “CYCLE DATE,” “MATURITY DT,” “DUE DATE,” and “CURR LOAN STATUS,” columns on #EDH Screen within the FDR System, or “METHOD OVERRIDE END DATE” field on #NPO Screen, “MISC FIELD 2” field on #BS3 Screen, or “#9” field on #NM CC Screen within the FDR System, or documentation of change that affects the term on #CIS Screen within the FDR System, and instructions provided by the Company described below

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, or “RPMT BEGIN DT” and “CURR LOAN STATUS” column on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #EDH Screen within the FDR System or #HDI Screen within the FDR System for Interest Rate with borrower benefit related information

Navient Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes

December 21, 2015

Attributes	Loan File Document(s)

School Type 1	“MISC FIELD 5” field on #BS3 Screen within the FDR System or “SCHL TYPE” field on School Profile Screen within the CLASS System or Disbursement Data Screen (#115 Screen field “SCHL ID”) within the CLASS System and instructions provided by the Company described below

School Type 2 (Title IV)	“SCHL ID” field on Loan Directory Data Screen and “SCHL TYPE” field on School Profile Screen within the CLASS System and instructions provided by the Company described below

State of Residence	#BS1 Screen within the FDR System or documentation of change that affects the term on #CIS Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” field on #NM CR Screen within the FDR System and instructions provided by the Company described below

Original FICO	“SCR01” or “SCR02” field within the “FICO INFO” tab on #HDI Screen within the FDR System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number or Signature(s) on the Promissory Note. The Promissory Note for one (1) Selected Student Loan was not available in the ENCORE System. This was not considered an exception.

For purposes of comparing the Current Status End Date, we were instructed by the Company to compare the “Current Status End Date” field in the Data File to the “CURR: GRAD/SEP DT” or “MATURITY DT” column on the #EDH Screen or the “METHOD OVERRIDE END DATE” field on the #NPO Screen within the FDR System. In the event the Selected Student Loan was updated after November 8, 2015 (the “Cutoff Date”), we were instructed by the Company to view the #CIS Screen within the FDR System to identify if any change was made to the Current Status End Date after the Cutoff Date. Furthermore, in instances where the Current Status End Date did not agree, we were instructed by the Company to utilize the Supplemental Data Screenshots to compare the “Current Status End Date” field in the Data File.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (“Recomputed Remaining Term”) as follows:

•	Subtract the last “STATEMENT DATE” before the Cutoff Date on the #EDH Screen within the FDR System from the “CYCLE DATE” after the “MATURITY DT” (one month after the “MATURITY DT”), both on the #EDH Screen within the FDR System, and divide the result by the average number of days in a month (i.e., 30.4375). If the Cutoff Date was later than the “DUE DATE” on the #EDH Screen within the FDR System, we were instructed by the Company to subtract one month from the calculation;

Navient Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes

December 21, 2015

•	The Company informed us that the day of the “CYCLE DATE” and the day of the “MATURITY DT” both on the #EDH Screen with the FDR System should agree. In certain instances where the day of the “CYCLE DATE” and the day of the “MATURITY DT” did not agree, we were instructed by the Company to utilize the “CYCLE DATE” for purposes of recomputing the Remaining Term;

•	In certain instances, if the “CURR LOAN STATUS” on the #EDH Screen within the FDR System was “DSCH” and the “MISC FIELD 2” on the #BS3 Screen within the FDR System was “F0025, we were instructed by the Company to recompute the Remaining Term as the sum of (1) the difference between the Cutoff Date and the “METHOD OVERRIDE END DATE” field on the #NPO Screen within the FDR System and (2) the difference between the Cutoff Date and the “CYCLE DATE” after the “MATURITY DATE” both on the #EDH Screen within the FDR System divided by the average number of days in a month (i.e., 30.4375);

•	For Selected Student Loans for which the “CURR LOAN STATUS” indicated “In-Grace” or “In-School” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “In-Deferment,” we were instructed by the Company to compare the Remaining Term to “#9” field on the #NM CC Screen within the FDR System;

For purposes of comparing School Type 1 and School Type 2, we were informed by the Company that if the “SCHOOL CODE” on the Data File was “000000,” there was no single school code associated with the Selected Student Loan. In such situation, we were instructed by the Company to not perform procedures related to School Type 1 and School Type 2. We noted that the “SCHOOL CODE” was “000000” for three (3) Selected Student Loans. These were not considered exceptions.

For purposes of comparing Recent FICO we were informed by the Company that if the “DATE CB SCORE GENERATED” in the #NM CR Screen within the FDR System was later than the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR Screen would display a more recent FICO score than the one listed in the Data File. We noted the “DATE CB SCORE GENERATED” for 292 Selected Student Loans was later than the Cutoff Date. For any Selected Student Loans for which this was the case, the Company instructed us this was not considered an exception.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan File Documents. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Navient Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes

December 21, 2015

The procedures performed were applied based on methodologies and information included in the Data File, the Supplemental Data Screenshots or provided by the Company, and instructions provided by the Company without verification or evaluation of such methodologies, information, or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Data File, the Loan Files, the Supplemental Data Screenshots, or data and documents furnished to us by the Company, or instructions provided by the Company, which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Navient Credit Funding, LLC, Navient Solutions, Inc., J.P. Morgan Securities LLC, and Credit Suisse Securities (USA) LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

December 21, 2015

Exhibit A

The Selected Student Loans

THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	[Redacted]	51	[Redacted]	101	[Redacted]	151	[Redacted]
2	[Redacted]	52	[Redacted]	102	[Redacted]	152	[Redacted]
3	[Redacted]	53	[Redacted]	103	[Redacted]	153	[Redacted]
4	[Redacted]	54	[Redacted]	104	[Redacted]	154	[Redacted]
5	[Redacted]	55	[Redacted]	105	[Redacted]	155	[Redacted]
6	[Redacted]	56	[Redacted]	106	[Redacted]	156	[Redacted]
7	[Redacted]	57	[Redacted]	107	[Redacted]	157	[Redacted]
8	[Redacted]	58	[Redacted]	108	[Redacted]	158	[Redacted]
9	[Redacted]	59	[Redacted]	109	[Redacted]	159	[Redacted]
10	[Redacted]	60	[Redacted]	110	[Redacted]	160	[Redacted]
11	[Redacted]	61	[Redacted]	111	[Redacted]	161	[Redacted]
12	[Redacted]	62	[Redacted]	112	[Redacted]	162	[Redacted]
13	[Redacted]	63	[Redacted]	113	[Redacted]	163	[Redacted]
14	[Redacted]	64	[Redacted]	114	[Redacted]	164	[Redacted]
15	[Redacted]	65	[Redacted]	115	[Redacted]	165	[Redacted]
16	[Redacted]	66	[Redacted]	116	[Redacted]	166	[Redacted]
17	[Redacted]	67	[Redacted]	117	[Redacted]	167	[Redacted]
18	[Redacted]	68	[Redacted]	118	[Redacted]	168	[Redacted]
19	[Redacted]	69	[Redacted]	119	[Redacted]	169	[Redacted]
20	[Redacted]	70	[Redacted]	120	[Redacted]	170	[Redacted]
21	[Redacted]	71	[Redacted]	121	[Redacted]	171	[Redacted]
22	[Redacted]	72	[Redacted]	122	[Redacted]	172	[Redacted]
23	[Redacted]	73	[Redacted]	123	[Redacted]	173	[Redacted]
24	[Redacted]	74	[Redacted]	124	[Redacted]	174	[Redacted]
25	[Redacted]	75	[Redacted]	125	[Redacted]	175	[Redacted]
26	[Redacted]	76	[Redacted]	126	[Redacted]	176	[Redacted]
27	[Redacted]	77	[Redacted]	127	[Redacted]	177	[Redacted]
28	[Redacted]	78	[Redacted]	128	[Redacted]	178	[Redacted]
29	[Redacted]	79	[Redacted]	129	[Redacted]	179	[Redacted]
30	[Redacted]	80	[Redacted]	130	[Redacted]	180	[Redacted]
31	[Redacted]	81	[Redacted]	131	[Redacted]	181	[Redacted]
32	[Redacted]	82	[Redacted]	132	[Redacted]	182	[Redacted]
33	[Redacted]	83	[Redacted]	133	[Redacted]	183	[Redacted]
34	[Redacted]	84	[Redacted]	134	[Redacted]	184	[Redacted]
35	[Redacted]	85	[Redacted]	135	[Redacted]	185	[Redacted]
36	[Redacted]	86	[Redacted]	136	[Redacted]	186	[Redacted]
37	[Redacted]	87	[Redacted]	137	[Redacted]	187	[Redacted]
38	[Redacted]	88	[Redacted]	138	[Redacted]	188	[Redacted]
39	[Redacted]	89	[Redacted]	139	[Redacted]	189	[Redacted]
40	[Redacted]	90	[Redacted]	140	[Redacted]	190	[Redacted]
41	[Redacted]	91	[Redacted]	141	[Redacted]	191	[Redacted]
42	[Redacted]	92	[Redacted]	142	[Redacted]	192	[Redacted]
43	[Redacted]	93	[Redacted]	143	[Redacted]	193	[Redacted]
44	[Redacted]	94	[Redacted]	144	[Redacted]	194	[Redacted]
45	[Redacted]	95	[Redacted]	145	[Redacted]	195	[Redacted]
46	[Redacted]	96	[Redacted]	146	[Redacted]	196	[Redacted]
47	[Redacted]	97	[Redacted]	147	[Redacted]	197	[Redacted]
48	[Redacted]	98	[Redacted]	148	[Redacted]	198	[Redacted]
49	[Redacted]	99	[Redacted]	149	[Redacted]	199	[Redacted]
50	[Redacted]	100	[Redacted]	150	[Redacted]	200	[Redacted]

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
201	[Redacted]	251	[Redacted]	301	[Redacted]	351	[Redacted]
202	[Redacted]	252	[Redacted]	302	[Redacted]	352	[Redacted]
203	[Redacted]	253	[Redacted]	303	[Redacted]	353	[Redacted]
204	[Redacted]	254	[Redacted]	304	[Redacted]	354	[Redacted]
205	[Redacted]	255	[Redacted]	305	[Redacted]	355	[Redacted]
206	[Redacted]	256	[Redacted]	306	[Redacted]	356	[Redacted]
207	[Redacted]	257	[Redacted]	307	[Redacted]	357	[Redacted]
208	[Redacted]	258	[Redacted]	308	[Redacted]	358	[Redacted]
209	[Redacted]	259	[Redacted]	309	[Redacted]	359	[Redacted]
210	[Redacted]	260	[Redacted]	310	[Redacted]	360	[Redacted]
211	[Redacted]	261	[Redacted]	311	[Redacted]	361	[Redacted]
212	[Redacted]	262	[Redacted]	312	[Redacted]
213	[Redacted]	263	[Redacted]	313	[Redacted]
214	[Redacted]	264	[Redacted]	314	[Redacted]
215	[Redacted]	265	[Redacted]	315	[Redacted]
216	[Redacted]	266	[Redacted]	316	[Redacted]
217	[Redacted]	267	[Redacted]	317	[Redacted]
218	[Redacted]	268	[Redacted]	318	[Redacted]
219	[Redacted]	269	[Redacted]	319	[Redacted]
220	[Redacted]	270	[Redacted]	320	[Redacted]
221	[Redacted]	271	[Redacted]	321	[Redacted]
222	[Redacted]	272	[Redacted]	322	[Redacted]
223	[Redacted]	273	[Redacted]	323	[Redacted]
224	[Redacted]	274	[Redacted]	324	[Redacted]
225	[Redacted]	275	[Redacted]	325	[Redacted]
226	[Redacted]	276	[Redacted]	326	[Redacted]
227	[Redacted]	277	[Redacted]	327	[Redacted]
228	[Redacted]	278	[Redacted]	328	[Redacted]
229	[Redacted]	279	[Redacted]	329	[Redacted]
230	[Redacted]	280	[Redacted]	330	[Redacted]
231	[Redacted]	281	[Redacted]	331	[Redacted]
232	[Redacted]	282	[Redacted]	332	[Redacted]
233	[Redacted]	283	[Redacted]	333	[Redacted]
234	[Redacted]	284	[Redacted]	334	[Redacted]
235	[Redacted]	285	[Redacted]	335	[Redacted]
236	[Redacted]	286	[Redacted]	336	[Redacted]
237	[Redacted]	287	[Redacted]	337	[Redacted]
238	[Redacted]	288	[Redacted]	338	[Redacted]
239	[Redacted]	289	[Redacted]	339	[Redacted]
240	[Redacted]	290	[Redacted]	340	[Redacted]
241	[Redacted]	291	[Redacted]	341	[Redacted]
242	[Redacted]	292	[Redacted]	342	[Redacted]
243	[Redacted]	293	[Redacted]	343	[Redacted]
244	[Redacted]	294	[Redacted]	344	[Redacted]
245	[Redacted]	295	[Redacted]	345	[Redacted]
246	[Redacted]	296	[Redacted]	346	[Redacted]
247	[Redacted]	297	[Redacted]	347	[Redacted]
248	[Redacted]	298	[Redacted]	348	[Redacted]
249	[Redacted]	299	[Redacted]	349	[Redacted]
250	[Redacted]	300	[Redacted]	350	[Redacted]